Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
Assets, Liabilities and Redeemable Noncontrolling Interest Held for Sale and Discontinued Operations
The following table summarizes the major classes of assets, liabilities and redeemable noncontrolling interest classified as held for sale at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Current Assets Held for Sale
Cash and cash equivalents	$—	$4,113
Accounts receivable-trade, net	164,716	252,136
Inventories	210,373	240,111
Prepaid expenses and other current assets	12,361	30,742
Total current assets held for sale	387,450	527,102
Noncurrent Assets Held for Sale
Property, plant and equipment, net	15,553	207,661
Goodwill	32,712	139,335
Intangible assets, net	137,446	279,395
Other noncurrent assets (1)	46,147	42,987
Total noncurrent assets held for sale	231,858	669,378
Total assets held for sale	$619,308	$1,196,480

Current Liabilities Held for Sale
Accounts payable-trade	$85,602	$79,432
Accrued expenses and other payables	56,719	69,145
Advance payments received from customers	460	13,327
Current maturities of long-term debt	—	2,550
Total current liabilities held for sale	142,781	164,454
Noncurrent Liabilities Held for Sale
Long-term debt, net	—	2,888
Total noncurrent liabilities held for sale	—	2,888
Total liabilities held for sale	142,781	167,342
Redeemable Noncontrolling Interest Held for Sale
Redeemable noncontrolling interest	—	9,927
Total liabilities and redeemable noncontrolling interest held for sale	$142,781	$177,269

(1)
Primarily comprised of tank bottoms, which are product volumes required for the operation of storage tanks, that are recorded at historical cost. We recover tank bottoms when the storage tanks are removed from service. At March 31, 2019 and 2018, tank bottoms held in third party terminals consisted of 389,737 barrels and 366,212 barrels of refined products, respectively. Tank bottoms held in terminals we own are included within property, plant and equipment (see Note 5).

The following table summarizes the results of operations from discontinued operations related to TPSL and our former Retail Propane segment for the periods indicated:

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Revenues	$6,267,145	$7,058,035	$5,642,886
Cost of sales	6,159,400	6,979,139	5,422,815
Operating expenses	35,100	136,760	134,302
General and administrative expense	2,716	11,471	15,727
Depreciation and amortization	9,593	44,314	43,592
Gain on disposal or impairment of assets, net (1)	(407,608)	(88,194)	(196)
Operating income (loss) from discontinued operations	467,944	(25,455)	26,646
Equity in earnings (loss) of unconsolidated entities	1,183	425	(746)
Interest expense	(126)	(420)	(877)
Other income, net	833	1,930	1,244
Income (loss) from discontinued operations before taxes (2)	469,834	(23,520)	26,267
Income tax expense	(989)	(104)	(6)
Income (loss) from discontinued operations, net of tax	$468,845	$(23,624)	$26,261

(1)
Amount for the year ended March 31, 2019 includes a gain of $408.9 million on the sale of virtually all of our remaining Retail Propane segment to Superior on July 10, 2018, partially offset by a loss of $1.3 million on the sale of a portion of our Retail Propane segment to DCC on March 30, 2018 related to a working capital adjustment.

(2)
Amounts include income (loss) attributable to redeemable noncontrolling interests. Loss attributable to redeemable noncontrolling interest was $0.4 million for the year ended March 31, 2019 and income attributable to redeemable noncontrolling interest was $1.0 million for the year ended March 31, 2018.